Long-Term Incentive Plans (LTIPs) - 2021 HeadHunter RSU Plan (Details) ₽ / shares in Units, ₽ in Thousands				12 Months Ended
	Dec. 20, 2021 RUB (₽) Options ₽ / shares	Nov. 25, 2021 RUB (₽) Options ₽ / shares	Jul. 27, 2021 RUB (₽) Options ₽ / shares	Dec. 31, 2021
2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Shares to be Issued on Fully Diluted Aggregate Number Of Ordinary Shares Issued				6.00%
IFRS Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years
Granted during the period (units)	161,915	77,228	251,921
2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Series 1 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs			251,921
Fair value at grant date | ₽			₽ 885,968
Series 1 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | ₽ / shares			₽ 3,617
Series 2 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs		77,228
Fair value at grant date | ₽		₽ 285,028
Series 2 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | ₽ / shares		₽ 3,795
Series 3 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	161,915
Fair value at grant date | ₽	₽ 598,210
Series 3 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | ₽ / shares	₽ 3,774
New participants | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units)			121,135
Number of RSUs			121,135
Fair value at grant date | ₽			₽ 426,013
Participants of 2018 Unit Option Plan (modification of awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units)			130,786
Participants of 2018 Unit Option Plan (modification of awards) | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs			130,786
Fair value at grant date | ₽			₽ 459,954